Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income tax assets, net operating loss carry forwards		$ 1,798,398
Total Deferred income tax assets		1,798,398
Less: Valuation allowance		(1,798,398)
Net deferred income tax assets
Deferred income tax liabilities, Intangible assets from business combination
Total deferred income tax liabilities